Commitments and Contingencies - Operating Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Term of operating leases	10 years
Operating lease expenses	$ 4,214	$ 2,969	$ 4,136
Maturity
2019	9,222
2020	7,519
2021	6,508
2022	5,873
2023	4,597
2024 and thereafter	12,549
Total	$ 46,268